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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21558


                      	Pioneer Short Term Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


           Pioneer Short Term Income Fund
           Schedule of Investments  11/30/2005 (unaudited)

 Shares                                                             Value
           ASSET BACKED SECURITIES - 0.5 %
           Banks - 0.1 %
           Thrifts & Mortgage Finance - 0.1 %
 200,000   Greenpoint Mortgage Funding Trust, Floating Rate Not$     200,021
           Total Banks                                         $     200,021
           Diversified Financials - 0.3 %
           Diversified Financial Services - 0.1 %
 200,000   Volkswagon Auto Loan Trust, 2.94%, 3/22/10          $     195,089
           Specialized Finance - 0.2 %
 150,000   Discover Card Master Trust I, 6.35%, 7/15/08        $     150,325
 250,000   MBNA Credit Card Master Note, Floating Rate, 10/15/10     238,257
                                                               $     388,582
           Total Diversified Financials                        $     583,671
           Utilities - 0.1 %
           Multi-Utilities - 0.1 %
 142,802   PG&E Energy Recovery Funding LLC, 3.32%, 9/25/08    $     142,195
           Total Utilities                                     $     142,195
           TOTAL ASSET BACKED SECURITIES
           (Cost   $934,304)                                   $     925,887
           COLLATERALIZED MORTGAGE OBLIGATIONS - 3.2 %
           Government - 3.2 %
 114,139   Federal Home Loan Bank, 3.0%, 8/15/09               $     113,374
 137,406   Federal Home Loan Bank, 3.5%, 12/15/10                    136,228
 762,784   Federal Home Loan Bank, 3.75%, 1/15/11                    760,086
  67,078   Federal Home Loan Bank, 4.0%, 10/15/09                     66,965
 151,999   Federal Home Loan Bank, 4.0%, 3/15/11                     151,487
 161,898   Federal Home Loan Bank, 4.0%, 12/15/12                    155,547
 501,036   Federal Home Loan Bank, 4.0%, 12/15/16                    487,207
 500,000   Federal Home Loan Bank, 4.0%, 12/25/20                    496,438
 220,970   Federal Home Loan Bank, 4.0%, 4/15/21                     219,366
 166,877   Federal Home Loan Bank, 4.0%, 4/15/22                     162,576
 181,671   Federal Home Loan Bank, 4.5%, 11/15/09                    181,216
 102,711   Federal Home Loan Bank, 4.5%, 6/15/14                     101,826
 189,091   Federal Home Loan Bank, 4.5%, 3/25/16                     187,162
 222,689   Federal Home Loan Bank, 4.84%, 1/25/12                    225,316
1,500,000  Federal Home Loan Bank, 5.0%, 8/15/23                   1,498,469
  75,761   Federal Home Loan Bank, 6.0%, 6/15/23                      76,207
  62,643   Federal Home Loan Bank, 6.0%, 3/25/31                      62,965
 250,000   Federal Home Loan Mortgage Corp., 5.5%, 7/15/17           251,645
 601,999   Federal National Mortgage Association, 4.0%, 11/25/14     590,755
                                                               $   5,924,835
           Total Government                                    $   5,924,835
           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
           (Cost   $6,004,760)                                 $   5,924,835
           CORPORATE BONDS - 40.9 %
           Energy - 0.6 %
           Integrated Oil & Gas - 0.2 %
 250,000   Occcidental Petroleum, 4.0%, 11/30/07               $     245,050
           Oil & Gas Equipment & Services - 0.1 %
 200,000   Cooper Cameron Corp., 2.65%, 4/15/07                $     193,153
           Oil & Gas Exploration & Production - 0.1 %
 225,000   Ocean Energy, Inc., 4.375%, 10/1/07                 $     222,377
           Oil & Gas Refining & Marketing - 0.2 %
 300,000   Enterprise Products, 4.0%, 10/15/07                 $     293,378
  60,000   Semco Energy, Inc., 7.125%, 5/15/08                        60,750
                                                               $     354,128
           Total Energy                                        $   1,014,708
           Materials - 0.5 %
           Diversified Chemical - 0.2 %
 200,000   Equistar Chemical, LP, 6.5%, 2/15/06                $     200,000
 200,000   ICI Wilmington,Inc., 4.375%, 12/1/08                      194,998
                                                               $     394,998
           Paper Packaging - 0.2 %
  62,000   Abitibi-Consolidated, Inc., 6.95%, 12/15/06         $      62,930
 300,000   Sealed Air Corp., 5.375%, 4/15/08 (144A)                  300,225
                                                               $     363,155
           Specialty Chemicals - 0.1 %
 200,000   Arco Chemical Co., 9.375%, 12/15/05                 $     200,000
           Total Materials                                     $     958,153
           Capital Goods - 5.4 %
           Aerospace & Defense - 1.4 %
 403,000   Boeing Capital Corp., 5.65%, 5/15/06                $     405,244
 200,000   Bombardier Capital, Inc., 6.125%, 6/29/06 (144A)          200,000
2,000,000  United Technologies Corp., 4.875%, 11/1/06              2,005,768
                                                               $   2,611,012
           Building Products - 0.0 %
 100,000   Builders Firstsource, Inc., Floating Rate Note, 2/15$     101,500
           Construction & Farm Machinery & Heavy Trucks - 1.5 %
 225,000   Caterpillar Financial Service Corp., 3.8%, 2/8/08   $     219,912
2,000,000  Caterpillar Financial Services, 2.5%, 10/3/06           1,961,886
 500,000   Caterpillar Financial Services, 3.1%, 5/15/07             488,660
                                                               $   2,670,458
           Industrial Conglomerates - 2.5 %
4,000,000  General Electric Capital Corp., 3.75%, 12/15/09     $   3,830,904
 250,000   General Electric Corp., 4.0%, 6/15/09                     242,313
 500,000   General Electric Corp., 4.125%, 3/4/08                    492,234
                                                               $   4,565,451
           Total Capital Goods                                 $   9,948,421
           Commercial Services & Supplies - 0.5 %
           Commercial Printing - 0.5 %
1,000,000  Donnelley RR & Sons Co., 5.0%, 11/15/06             $     994,566
           Total Commercial Services & Supplies                $     994,566
           Transportation - 0.1 %
           Airlines - 0.1 %
 200,000   Southwest Airlines Co., 5.496%, 11/1/06             $     200,839
           Total Transportation                                $     200,839
           Automobiles & Components - 0.2 %
           Automobile Manufacturers - 0.2 %
 125,000   Hertz Corp., 4.7%, 10/02/06                         $     124,628
 250,000   Hyundai Motor Co., 5.3%, 12/19/08                         249,654
                                                               $     374,282
           Total Automobiles & Components                      $     374,282
           Consumer Durables & Apparel - 0.2 %
           Homebuilding - 0.1 %
 250,000   Centex Corp., 4.75%, 1/15/08                        $     247,262
           Household Appliances - 0.1 %
 200,000   Stanley Works, 3.5%, 11/1/07                        $     195,047
           Total Consumer Durables & Apparel                   $     442,309
           Consumer Services - 1.7 %
           Hotels, Resorts & Cruise Lines - 0.1 %
 225,000   Carnival Corp., 3.75%, 11/15/07                     $     220,119
           Restaurants - 1.6 %
3,000,000  McDonalds Corp., 3.875%, 8/15/07                    $   2,953,389
           Total Consumer Services                             $   3,173,508
           Media - 1.2 %
           Broadcasting & Cable Television - 1.0 %
 300,000   Cox Enterprises, Inc., 4.375%, 5/1/08 (144A)        $     292,949
1,500,000  Univision Communication Inc., 2.875%, 10/15/06          1,471,011
                                                               $   1,763,960
           Movies & Entertainment - 0.2 %
  70,000   AOL Time Warner, Inc., 6.125%, 4/15/06              $      70,317
 285,000   Walt Disney Co., 5.375%, 6/1/07                           287,122
                                                               $     357,439
           Total Media                                         $   2,121,399
           Retailing - 0.4 %
           General Merchandise Stores - 0.4 %
 800,000   Target Corp., 3.375%, 3/1/08                        $     776,278
           Total Retailing                                     $     776,278
           Food & Drug Retailing - 0.7 %
           Food Distributors - 0.7 %
 200,000   Cadbury Schweppes US Financial, 3.875%, 10/1/08 (144$     193,966
1,115,000  Sysco Corp., 7.25%, 4/15/07                             1,146,819
                                                               $   1,340,785
           Total Food & Drug Retailing                         $   1,340,785
           Food, Beverage & Tobacco - 3.0 %
           Brewers - 0.1 %
 250,000   Miller Brewing Co., 4.25%, 8/15/08 (144A)           $     245,122
           Soft Drinks - 2.8 %
1,000,000  Bottling Group LLC, 2.45%, 10/16/06                 $     979,036
1,000,000  Coca Cola Enterprises, Inc., 2.5%, 9/15/06                981,048
1,000,000  Coca Cola Enterprises, Inc., 5.25%, 5/15/07             1,005,327
1,150,000  Diageo Finance, 3.0%, 12/15/06                          1,127,907
1,000,000  Diageo Plc, 3.5%, 11/19/07                                973,200
                                                               $   5,066,518
           Tobacco - 0.1 %
 200,000   Altria Group, Inc., 6.375%, 2/1/06                  $     200,434
           Total Food, Beverage & Tobacco                      $   5,512,074
           Household & Personal Products - 1.6 %
           Household Products - 0.5 %
1,000,000  Procter & Gamble Co., 3.5%, 12/15/08                $     965,212
           Personal Products - 1.1 %
2,000,000  Gillette Co., 2.5%, 6/1/08                          $   1,891,950
           Total Household & Personal Products                 $   2,857,162
           Health Care Equipment & Services - 1.9 %
           Health Care Distributors - 0.1 %
 150,000   Cardinal Health, Inc., 6.0%, 1/15/06                $     150,159
           Health Care Equipment - 0.6 %
1,000,000  Becton Dickinson & Co., 7.15%, 10/1/09              $   1,078,308
           Health Care Facilities - 0.1 %
 145,000   HCA, Inc., 7.0%, 7/01/07                            $     147,969
           Managed Health Care - 1.1 %
1,035,000  United Health Group, 3.375%, 8/15/07                $   1,010,439
1,000,000  United Health Group, 5.2%, 1/17/07                      1,000,357
                                                               $   2,010,796
           Total Health Care Equipment & Services              $   3,387,232
           Pharmaceuticals & Biotechnology - 1.7 %
           Pharmaceuticals - 1.7 %
1,100,000  Glaxosmithline Cap Plc, 2.375%, 4./16/07            $   1,066,064
2,000,000  Lilly Eli & Co., 5.5%, 7/15/06                          2,010,528
                                                               $   3,076,592
           Total Pharmaceuticals & Biotechnology               $   3,076,592
           Banks - 2.9 %
           Diversified Banks - 0.2 %
 300,000   Popular North America, Inc., 3.875%, 10/1/08        $     291,026
           Regional Banks - 2.4 %
2,000,000  Keycorp, 2.75%, 2/27/07                             $   1,941,414
1,000,000  National City Bank, 2.375%, 8/15/06                       982,636
 510,000   Suntrust Bank, 6.9%, 7/1/2007                             524,969
1,000,000  Suntrust Banks, Inc., 6.25%, 6/1/08                     1,031,259
                                                               $   4,480,278
           Thrifts & Mortgage Finance - 0.3 %
 200,000   Countrywide Home Loan, 3.5%, 12/19/05               $     199,929
 300,000   Fannie Mae, 3.04%, 4/27/07                                293,246
                                                               $     493,175
           Total Banks                                         $   5,264,479
           Diversified Financials - 7.0 %
           Asset Management & Custody Banks - 0.5 %
1,000,000  Bank of New York, 3.9%, 9/1/07                      $     983,787
           Consumer Finance - 0.4 %
  70,000   Capital One Financial, 7.25%, 5/1/06                $      70,702
 500,000   Household Finance Co., 4.125%, 11/16/09                   482,983
 100,000   Household Finance Corp., Floating Rate Note, 8/15/08      100,037
 100,000   SLM Corp., Floating Rate Note, 12/15/08                   100,052
                                                               $     753,774
           Investment Banking & Brokerage - 2.1 %
2,000,000  Lehman Brothers Holding, Inc., 3.5%, 8/7/08         $   1,932,116
2,000,000  Merrill Lynch & Co., Inc., 4.125%, 9/10/09              1,938,290
                                                               $   3,870,406
           Diversified Financial Services - 3.9 %
 250,000   Citigroup, Inc., Floating Rate Note, 3/16/12        $     249,557
 100,000   ERAC USA Finance Co., 6.625%, 5/15/06 (144A)              100,523
  50,000   Ford Motor Credit Co., 4.95%, 1/15/08                      45,588
 125,000   Ford Motor Credit Co., 6.875%, 2/1/06                     124,505
 145,000   General Motors Acceptance Corp., 4.50% 7/15/06            139,648
 200,000   John Deere Capital Corp., 3.875%, 3/7/07                  197,835
2,000,000  Premium Asset, 3.81%,10/8/09 (144A)                     1,999,840
2,000,000  SLM Corp., Floating Rate Note, 2/1/10                   1,912,200
2,200,000  USAA Cap Corp., 4.0%, 12/10/07                          2,166,131
                                                               $   6,935,827
           Specialized Finance - 0.1 %
 250,000   CIT Group, Inc., 3.65%, 11/23/07                    $     244,159
           Total Diversified Financials                        $  12,787,953
           Insurance - 7.7 %
           Life & Health Insurance - 1.1 %
2,000,000  Protective Life, 4.0%, 10/7/09                      $   1,941,926
           Multi-Line Insurance - 2.8 %
3,000,000  Asif Global Financial, Floating Rate Note, 12/11/06 $   3,002,601
2,000,000  Hartford Life Global Funding, 3.58%, 9/15/09            2,003,722
  50,000   International Lease Finance Corp., 4.0%, 1/17/2006         49,966
                                                               $   5,056,289
           Property & Casualty Insurance - 3.8 %
 225,000   Berkley (WR) Corp., 6.25%, 1/15/06                  $     225,103
3,000,000  Berkshire Hathway, Inc., 3.375%, 10/15/08               2,885,502
2,000,000  Nationwide Life, 2.75%, 5/15/07                         1,931,640
1,000,000  Pacific Life, 3.75%, 1/15/09 (144A)                       975,536
1,000,000  St. Paul Travelers, 5.75%, 3/15/07                      1,007,255
                                                               $   7,025,036
           Total Insurance                                     $  14,023,251
           Real Estate - 0.2 %
           Real Estate Investment Trust - 0.2 %
 315,000   Crescent Real Estate, 7.5%, 9/15/07                 $     318,150
           Total Real Estate                                   $     318,150
           Technology Hardware & Equipment - 0.7 %
           Computer Hardware - 0.7 %
 200,000   Hewlett-Pack Co., 3.625%, 3/15/08                   $     194,699
1,000,000  IBM Corp., 3.8%, 2/1/08                                   979,561
                                                               $   1,174,260
           Technology Distributors - 0.0 %
  50,000   Arrow Electronics, Inc., 7.0%, 1/15/07              $      50,894
           Total Technology Hardware & Equipment               $   1,225,154
           Telecommunication Services - 1.5 %
           Integrated Telecommunication Services - 1.4 %
  60,000   AT&T Corp., 7.0%, 11/15/06 (STEP)                   $      60,699
  70,000   AT&T Corp., 7.5%, 6/1/06                                   71,938
2,000,000  GTE California, Inc., 7.65%, 3/15/07                    2,055,868
 250,000   Telecom Italia Capital, 4.0%, 11/15/08                    242,291
 150,000   Telecom Italia Capital, 4.875%, 10/1/10                   146,709
                                                               $   2,577,505
           Wireless Telecommunication Services - 0.1 %
  50,000   AT&T Wireless, 7.35%, 3/1/06                        $      50,336
  50,000   Cingular Wireless LLC, 5.625%, 12/15/06                    50,399
                                                               $     100,735
           Total Telecommunication Services                    $   2,678,240
           Utilities - 1.2 %
           Electric Utilities - 0.8 %
 500,000   Alabama Power Co., 2.65%, 2/15/06                   $     498,357
1,000,000  Alabama Power Co., 2.8%, 12/1/06                          980,725
 100,000   Northern States Power, 2.875%, 8/1/06                      98,807
                                                               $   1,577,889
           Gas Utilities - 0.1 %
 200,000   Panhandle Eastern Pipeline 2.75%, 03/15/07          $     194,562
           Multi-Utilities - 0.3 %
 500,000   Consolidated Edison, Inc., 3.625%, 8/1/08           $     483,787
           Total Utilities                                     $   2,256,238
           TOTAL CORPORATE BONDS
           (Cost   $76,242,848)                                $  74,731,773
           U.S. GOVERNMENT AGENCY OBLIGATIONS - 54.1 %
           Banks - 2.7 %
           Thrifts & Mortgage Finance - 2.7 %
 500,000   Fannie Mae, 3.31%, 1/26/07                          $     492,362
 200,000   Fannie Mae, 3.5%, 7/26/06 (STEP)                          198,281
 500,000   Fannie Mae, 4.0%, 5/23/07                                 494,839
 300,000   Fannie Mae, 4.0%, 6/29/07                                 296,501
 500,000   Fannie Mae, 4.4%, 7/28/08                                 494,891
1,500,000  Fannie Mae, 4.5%, 10/15/08                              1,490,757
1,000,000  Fannie Mae, 4.5%, 12/25/25                                977,706
 250,000   Fannie Mae, 4.65%, 5/17/10                                247,406
 250,000   Fannie Mae, 4.7%, 7/28/10                                 247,422
                                                               $   4,940,165
           Total Banks                                         $   4,940,165
           Government - 51.4 %
2,000,000  Federal Farm Credit Bank, 2.7%, 11/24/06            $   1,961,980
10,000,000 Federal Home Loan Bank, 2.375%, 8/15/06                 9,846,280
 100,000   Federal Home Loan Bank, 3.1%, 12/15/06                     98,401
 300,000   Federal Home Loan Bank, 3.45%, 1/10/07                    296,024
 500,000   Federal Home Loan Bank, 3.8%, 1/16/07                     495,180
 250,000   Federal Home Loan Bank, 3.875%, 3/20/07                   247,444
 200,000   Federal Home Loan Bank, 4.0%, 6/13/07                     197,723
 250,000   Federal Home Loan Bank, 4.125%, 2/15/08                   246,912
 250,000   Federal Home Loan Bank, 4.14%, 12/28/07                   247,119
 250,000   Federal Home Loan Bank , 4.15%, 7/5/07                    247,756
 750,000   Federal Home Loan Bank, 4.43%, 4/7/08                     744,051
 300,000   Federal Home Loan Bank, 4.51%, 8/25/08                    297,535
 250,000   Federal Home Loan Bank, 4.57%, 10/17/08                   248,318
1,500,000  Federal Home Loan Bank, 4.625%, 10/24/07                1,493,129
 250,000   Federal Home Loan Bank, 4.875%, 8/16/10                   248,465
 500,000   Federal Home Loan Bank, 5.0%, 11/23/07                    499,590
3,500,000  Federal Home Loan Bank, 5.0%, 10/27/08                  3,482,609
 250,000   Federal Home Loan Mortgage Corp., 2.15%, 2/10/06          248,979
 100,000   Federal Home Loan Mortgage Corp., 3.0%, 9/29/06            98,616
 191,999   Federal Home Loan Mortgage Corp., 3.0%, 8/1/10            181,691
 150,000   Federal Home Loan Mortgage Corp., 3.3%, 9/14/07           146,271
5,000,000  Federal Home Loan Mortgage Corp., 3.41%, 8/30/07        4,888,275
 250,000   Federal Home Loan Mortgage Corp., 3.625%, 2/15/08         244,354
7,200,000  Federal Home Loan Mortgage Corp., 3.75%, 8/3/07         7,080,278
 250,000   Federal Home Loan Mortgage Corp., 4.125%, 8/28/07         248,909
 200,000   Federal Home Loan Mortgage Corp., 4.125%, 8/28/07         197,518
 250,000   Federal Home Loan Mortgage Corp., 4.375%, 7/30/09         245,109
 200,000   Federal Home Loan Mortgage Corp., 4.5%, 8/22/07           198,928
1,000,000  Federal Home Loan Mortgage Corp., 4.5%, 10/11/07          992,533
 286,958   Federal Home Loan Mortgage Corp., 4.5%, 3/1/08            284,044
1,074,373  Federal Home Loan Mortgage Corp., 4.5%, 9/1/12          1,055,885
2,000,000  Federal Home Loan Mortgage Corp., 4.625%, 8/15/08       1,989,922
 350,000   Federal Home Loan Mortgage Corp., 4.9%, 11/3/08           348,699
 133,837   Federal Home Loan Mortgage Corp., 5.0%, 12/1/08           133,662
2,000,000  Federal Home Loan Mortgage Corp., 5.0%, 10/18/10        1,990,092
 756,796   Federal Home Loan Mortgage Corp., 5.0%, 11/1/10           753,781
 781,566   Federal Home Loan Mortgage Corp., 5.0%, 9/1/11            777,892
  32,249   Federal Home Loan Mortgage Corp., 5.5%, 4/01/08            32,505
 131,854   Federal Home Loan Mortgage Corp., 5.5%, 9/1/08            132,657
  92,270   Federal Home Loan Mortgage Corp., 6.0%, 3/1/07             93,193
 117,163   Federal Home Loan Mortgage Corp., 6.5%, 12/01/07          119,522
 206,412   Federal Home Loan Mortgage Corp., 6.5%, 7/1/16            212,539
 197,405   Federal Home Loan Mortgage Corp., 5.5%, 12/1/08           198,607
 124,835   Federal Home Loan Mortgage Corp., 6.5%, 3/1/11            128,515
  74,435   Federal Home Loan Mortgage Corp., 6.5%, 6/1/17             76,617
 206,696   Federal National Mortgage Association, 3.5%, 5/25/12      203,437
 250,000   Federal National Mortgage Association, 3.55%, 1/30/07     246,599
 250,000   Federal National Mortgage Association, 4.0%, 8/8/08       244,560
 115,518   Federal National Mortgage Association, 4.45%, 10/12/07    114,964
 295,000   Federal National Mortgage Association, 4.5%, 10/25/15     292,400
 155,758   Federal National Mortgage Association, 5.0%, 3/1/09       155,178
 196,709   Federal National Mortgage Association, 5.0%, 10/1/09      195,976
 919,913   Federal National Mortgage Association, 5.0%, 7/1/15       914,120
 103,248   Federal National Mortgage Association, 5.5%, 9/1/07       104,168
  69,083   Federal National Mortgage Association, 5.5%, 1/1/12        69,603
 892,119   Federal National Mortgage Association, 6.0%, 2/1/34       897,611
  92,727   Federal National Mortgage Association, 6.5%, 6/1/14        95,625
  66,689   Federal National Mortgage Association, 6.5%, 6/1/16        68,768
 170,312   Federal National Mortgage Association, 6.5%, 8/1/17       175,580
 256,111   Government National Mortgage Association, 6.5%, 5/15/3    266,233
 500,000   Government National Mortgage Association, 6.5%, 10/15/    519,525
 243,983   Government National Mortgage Association, 6.5%, 7/15/3    253,516
 124,553   Government National Mortgage Association, 7.0%, 1/15/0    128,543
 125,953   Government National Mortgage Association, 7.0%, 11/15/    131,638
  30,551   Government National Mortgage Association, 7.5%, 4/15/0     31,743
  25,921   Government National Mortgage Association, 7.5%, 6/15/0     26,933
  40,144   Government National Mortgage Association, 7.5%, 4/15/0     41,711
  98,686   Government National Mortgage Association, 7.5%, 8/15/1    103,629
  19,461   Government National Mortgage Association, 8.0%, 12/15/     19,955
  99,440   Government National Mortgage Association, 8.0%, 8/15/0    103,153
  51,400   Government National Mortgage Association, 8.5%, 9/15/0     54,197
 152,394   Government National Mortgage Association, 8.0%, 11/15/    159,592
  16,478   Government National Mortgage Association, 8.5%, 12/15/     17,375
 180,869   Government National Mortgage Association, 8.0%, 4/15/1    190,906
  55,734   Government National Mortgage Association, 8.0%, 4/15/1     58,827
 138,495   Government National Mortgage Association II, 6.0%, 5/2    141,688
20,500,000 U.S. Treasury Bonds, 2.25%, 2/15/07                    19,977,086
2,200,000  U.S. Treasury Bonds, 2.5%, 9/30/06                      2,165,453
8,000,000  U.S. Treasury Bonds, 3.625%, 6/15/10                    7,736,872
 200,000   U.S. Treasury Bonds, 4.0%, 2/15/14                        192,789
 250,000   U.S. Treasury Bonds, 4.0%, 6/15/09                        246,582
1,400,000  U.S. Treasury Notes, 2.25%, 4/30/06                     1,388,734
 650,000   U.S. Treasury Notes, 3.0%, 12/31/06                       640,123
 750,000   U.S. Treasury Notes, 3.125%, 5/15/07                      736,436
1,050,000  U.S. Treasury Notes, 3.125%, 4/15/09                    1,007,795
 950,000   U.S. Treasury Notes, 3.25%, 8/15/08                       922,242
 750,000   U.S. Treasury Notes, 3.375%, 2/15/08                      733,711
 700,000   U.S. Treasury Notes, 3.375%, 9/15/09                      674,707
 250,000   U.S. Treasury Notes, 3.5%, 5/31/07                        246,729
 800,000   U.S. Treasury Notes, 3.625%, 6/30/07                      790,407
1,000,000  U.S. Treasury Notes, 3.75%, 3/31/07                       991,094
5,750,000  U.S. Treasury Strip Principal, 0%, 5/15/07              5,398,572
                                                               $  93,875,194
           Total Government                                    $  93,875,194
           TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
           (Cost   $100,158,779)                               $  98,815,359

           TOTAL INVESTMENTS IN SECURITIES - 98.8%
           (Cost $183,340,691)                                 $ 180,397,854

           OTHER ASSETS AND LIABILITIES - 1.2%                 $   2,217,157

           TOTAL NET ASSETS - 100.0%                            $  182,615,0

   144A    Security is exempt from registration under Rule 144A of the Secur




   STEP    Debt obligation initially issued at one coupon which converts to



    (a)    At November 30, 2005 the net unrealized gain on investments based

           Aggregate gross unrealized gain for all investments $      92,567

           Aggregate gross unrealized loss for all investments in(3,144,940)

           Net unrealized loss                                 $ ($3,052,373




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Short Term Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date January 13, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 13, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date January 13, 2006

* Print the name and title of each signing officer under his or her signature.